Selling, general and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2018
Selling, general and administrative expenses
Summary of selling, general and administrative expenses

	2016	2017	2018
Compensation to employees, related taxes and other personnel expenses	1,682	2,227	3,572
Advertising, client acquisition and related expenses	165	1,294	2,369
Tax expenses, except income and payroll related taxes	175	407	690
Advisory and audit services	297	433	661
Rent of premises and related utility expenses	346	391	643
IT related services	180	236	364
Loss/(gain) from initial recognition, net	—	—	143
Other expenses	363	1,035	1,229
Total selling, general and administrative expenses	3,208	6,023	9,671